Revenue and expenses	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Revenue and expenses [Text Block]

6. Revenue and expenses

(a) Revenue

Hudbay's revenue by significant product types:

	Year ended December 31,
	2020	2019
Copper	$563,910	$786,332
Zinc	264,106	284,897
Gold	180,949	120,366
Silver	25,986	29,315
Molybdenum	25,627	31,270
Other	5,619	4,760
	1,066,197	1,256,940
Non-cash streaming arrangement items [1]
Amortization of deferred revenue - gold	27,854	32,028
Amortization of deferred revenue - silver	39,409	60,370
Amortization of deferred revenue - variable consideration adjustments - prior periods	6,668	(16,295)
	73,931	76,103
Pricing and volume adjustments [2]	9,178	(12,123)
	1,149,306	1,320,920
Treatment and refining charges	(56,888)	(83,481)
	$1,092,418	$1,237,439
[1] See note 18.
[2] Pricing and volume adjustments represent mark-to-market adjustments on initial estimate of provisionally priced sales, realized and unrealized changes to fair value for non-hedge derivative contracts and adjustments to originally invoiced weights and assays.

Consideration from the Company's stream agreements is considered variable (note 18). Gold and silver stream revenue can be subject to cumulative adjustments when the amount of precious metals to be delivered under the contract changes. As a result of changes in the Company's mineral reserve and resource estimate in the first quarter of 2020 and amendments made to the 777 mine plan in the third quarter of 2020, the amortization rate by which deferred revenue is drawn down into income was adjusted and, as required, a current period catch up adjustment is made for all prior year stream revenues since the stream agreement inception date. This variable consideration adjustment for the year ended December 31, 2020 resulted in increased revenue of $6,668. The variable consideration adjustment for the year ended December 31, 2019 resulted in a reversal of revenue of $16,295.

(b) Depreciation and amortization

Depreciation of property, plant and equipment and amortization of intangible assets are reflected in the consolidated income statements as follows:

	Year ended December 31,
	2020	2019
Cost of sales	$361,827	$344,555
Selling and administrative expenses	1,776	2,079
	$363,603	$346,634

(c) Share-based compensation expenses

Share-based compensation expenses are reflected in the consolidated income statements as follows:

	Cash-settled				Total share-based compensation expense
	RSUs	DSUs	PSUs	Stock options
Year ended December 31, 2020
Cost of sales	$1,400	$—	$—	$—	$1,400
Selling and administrative	4,872	5,149	1,987	1,122	13,130
Other expenses	478	—	—	—	478
	$6,750	$5,149	$1,987	$1,122	$15,008
Year ended December 31, 2019
Cost of sales	$400	$—	$—	$—	$400
Selling and administrative	928	1,157	—	—	2,085
Other expenses	229	—	—	—	229
	$1,557	$1,157	$—	$—	$2,714

During the twelve months ended December 31, 2020, the Company granted 1,581,385 stock options (twelve months ended December 31, 2019 - nil). For further details on stock options, see note 24b.

(d) Other expenses

	Year ended December 31,
	2020	2019
Regional costs	$3,602	$3,780
Loss on disposal of property, plant and equipment	5,088	4,807
Closure cost adjustment - non-producing properties	2,721	2,289
Allocation of community costs	2,880	2,216
Write down of UCM receivable	—	25,978
Pampacancha delivery obligation	—	7,499
Other	3,292	4,547
	$17,583	$51,116

During the first quarter of 2019, Hudbay recognized an obligation to deliver additional precious metal credits to Wheaton Precious Metals ("Wheaton") as a result of Hudbay's expectation that mining at the Pampacancha deposit would not begin until after January 1, 2020. The obligation was paid in four quarterly installments, with all payments having been made in 2020.

(e) Impairment

During 2019, Hudbay recorded impairment losses of $322,249 for non-current assets relating to the Arizona cash generating units ("CGU").

Arizona
Pre-tax impairment to:
Property, plant & equipment	$322,249
Tax impact - (recovery)	(80,143)
After-tax impairment charge	$242,106

On July 31, 2019, the U.S. District Court of the District of Arizona ("Court") issued a ruling in the lawsuits challenging the U.S. Forest Service's issuance of the Final Record of Decision ("FROD") for the Rosemont project in Arizona. The Court ruled to vacate and remand the FROD thereby delaying the expected start of construction of Rosemont. Hudbay and the U.S. federal government have appealed the Court's decision to the U.S. Ninth Circuit Court of Appeals. However, the Court's ruling and the subsequent impact to the Company's market capitalization gave rise to an indicator of impairment. Following an impairment test conducted as of September 30, 2019, it was determined that the recoverable amount of the Arizona CGU was lower than its carrying value, causing Hudbay to recognize an impairment loss related to these assets.

(f) Employee benefits expense

This table presents employee benefit expense recognized in Hudbay's consolidated income statements, including amounts transferred from inventory upon sale of goods:

	Year ended December 31,
	2020	2019
Current employee benefits	$179,486	$171,173
Share-based compensation (notes 6c, 19, 24)
Equity settled stock options	1,122	—
Cash-settled restricted share units	6,750	1,557
Cash-settled deferred share units	5,149	1,157
Cash-settled performance share units	1,987	—
Employee share purchase plan	1,783	1,645
Post-employee pension benefits
Defined benefit plans	11,671	10,643
Defined contribution plans	1,774	1,635
Other post-retirement employee benefits	9,305	8,457
Termination benefits	582	628
	$219,609	$196,895

Manitoba has a profit sharing plan required by the collective bargaining agreement whereby 10% of Manitoba's after tax profit (excluding provisions or recoveries for deferred income tax and deferred mining tax) for any given fiscal year will be distributed to all eligible employees in the Flin Flon/Snow Lake operations, with the exception of executive officers and key management personnel.

Peru has a profit sharing plan required by Peruvian law whereby 8% of Peru's taxable income will be distributed to all employees within Peru's operations.

The Company has an employee share purchase plan for executives and other eligible employees where participants may contribute between 1% and 10% of their pre-tax base salary to acquire Hudbay shares. The Company makes a matching contribution of 75% of the participant's contribution.

See note 20 for a description of Hudbay's pension plans and note 21 for Hudbay's other employee benefit plans.

(g) Net finance expenses

	Year ended December 31,
	2020	2019
Net interest expense on long-term debt
Interest expense on long-term debt	$82,712	$78,265
Interest capitalized	—	(9,890)
	82,712	68,375
Accretion on streaming arrangements (note 18)
Current year additions	60,362	63,725
Variable consideration adjustments - prior periods	(3,692)	6,047
	56,670	69,772
Change in fair value of financial assets and liabilities at fair value through profit or loss
Embedded derivatives	(45,387)	3,708
Gold prepayment liability	20,141	—
Investments	(4,124)	4,539
	(29,370)	8,247
Other net finance costs
Net foreign exchange (gains) losses	(1,644)	1,388
Accretion on community agreements measured at amortized cost	3,641	1,222
Unwinding of discounts on provisions	3,543	4,392
Withholding taxes	8,267	8,100
Premium paid on redemption of notes (note 17)	7,252	—
Write-down of unamortized transaction costs (note 17)	3,817	—
Other finance expense	8,826	11,027
Interest income	(1,812)	(8,527)
	31,890	17,602
Net finance expense	$141,902	$163,996

Until October 1, 2019, interest expense related to certain long-term debt had been capitalized to the Rosemont project. Following the Court ruling to vacate and remand the U.S. Forest Service's issuance of the Final Record of Decision for the Rosemont project during the third quarter of 2019, Hudbay ceased capitalization effective October 1, 2019. The capitalization of this interest expense will resume upon the reinstatement of permits and will continue from that point until commercial production is reached.

Other finance expense relates primarily to fees on Hudbay's revolving credit facilities and leases.